SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
SHORT-TERM INVESTMENTS
Summary of short-term investments, included in cash and cash equivalents
	At December 31,
	2012	2011
	(In thousands)

FHLB Ideal Way	$201	$2,024
Federal Reserve	3,677	—
Federal funds sold	683	7,460
Shay Asset Management Fund	—	1

	$4,561	$9,485